Going Concern and Management's Plans (Detail Textuals 1) - USD ($)					1 Months Ended							6 Months Ended	12 Months Ended
	Nov. 11, 2016	Aug. 12, 2016	Aug. 11, 2016	Jul. 06, 2016	Jun. 28, 2018	Mar. 17, 2018	Oct. 23, 2017	May 19, 2017	Nov. 17, 2016	Jul. 19, 2016	Mar. 28, 2016	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Going Concern And Managements Plans [Line Items]
Number of shares issued for common stock financing and purchase price											$ 10,000,000	$ 1,480,001	$ 11,975,590	$ 10,000,000
Securities Purchase Agreement | Hong Kong Guo Yuan Group Capital Holdings Limited
Going Concern And Managements Plans [Line Items]
Number of common stock issued							5,494,505
Shares issued, price per share (in dollars per share)							$ 1.82
Number of shares issued for common stock financing and purchase price							$ 10,000,000
Common Stock Purchase Agreement | Seven Star Works Co. Ltd. ("SSW")
Going Concern And Managements Plans [Line Items]
Number of common stock issued				2,272,727
Shares issued, price per share (in dollars per share)				$ 1.76
Number of shares issued for common stock financing and purchase price				$ 4,000,000						$ 4,000,000
Common Stock Purchase Agreement | Harvest Alternative Investment Opportunities SPC ("Harvest")
Going Concern And Managements Plans [Line Items]
Number of common stock issued			2,272,727
Shares issued, price per share (in dollars per share)			$ 1.76
Number of shares issued for common stock financing and purchase price		$ 4,000,000	$ 4,000,000
Common Stock Purchase Agreement | Sun Seven Stars Hong Kong Cultural Development Limited ("SSSHKCD")
Going Concern And Managements Plans [Line Items]
Number of common stock issued	1,136,365
Shares issued, price per share (in dollars per share)	$ 1.76
Number of shares issued for common stock financing and purchase price	$ 2,000,000								$ 2,000,000
Common Stock Purchase Agreement | Hong Kong Guo Yuan Group Capital Holdings Limited
Going Concern And Managements Plans [Line Items]
Number of shares issued for common stock financing and purchase price							$ 10,000,000
Common Stock Purchase Agreement | Advantech Capital Investment II Limited
Going Concern And Managements Plans [Line Items]
Number of shares issued for common stock financing and purchase price					$ 12,000,000
Common Stock Purchase Agreement | Subscription Agreement | GT Dollar Pte. Ltd
Going Concern And Managements Plans [Line Items]
Total amount					$ 10,000,000.92	$ 40,000,000
Amount expected to be received in third quarter						4,700,000
Purchase price partly received						$ 5,300,000
Common Stock Purchase Agreement | Investors, officers & directors and affiliates
Going Concern And Managements Plans [Line Items]
Number of common stock issued								727,273
Shares issued, price per share (in dollars per share)								$ 2.75
Number of shares issued for common stock financing and purchase price								$ 2,000,000